Summary of Significant Accounting Policies (Details Narrative) - USD ($)	5 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Accounting Policies [Abstract]
Cash	$ 715,727	$ 51,438
Cash equivalents	0	0
Marketable securities	116,726,349	117,422,529
Net tangible assets	5,000,001	5,000,001
Ordinary shares subject to possible redemption amount	116,725,000	117,422,529
Federal depository insurance coverage amount	250,000	250,000
Deferred offering costs	4,279,871
Deferred underwriting commission	4,025,000	$ 4,025,000
Amount subject to risk	$ 465,727